Sales and Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Sales And Marketing Expenses [Abstract]
Schedule of sales and marketing expenses
	Year Ended December 31,
	2021	2020
	U.S. dollars in thousands
Wages, salaries, and benefits	788	477
Advertising and marketing expenses	505	215
Travel	27	47
Share-based payment	1,770	12
Depreciation and amortization	4	6
Other items	125	90
	3,219	847